EQUITY	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]

NOTE 25 - EQUITY

(a)	Capital

The Company’s objective is to maintain an appropriate level of capitalization that enables it to ensure access to the financial markets for carrying out its medium and long-term objectives, optimizing the return for its shareholders and maintaining a solid financial position.

The paid capital of the Company at December 31, 2019 amounts to ThUS$ 3,146,265 divided into 606,407,693 common stock of a same series (ThUS$ 3,146,265 (*) divided into 606,407,693 shares as of December 31, 2018), a single series nominative, ordinary character with no par value. There are no special series of shares and no privileges. The form of its stock certificates and their issuance, exchange, disablement, loss, replacement and other similar circumstances, as well as the transfer of the shares, is governed by the provisions of Corporations Law and its regulations.

(*) Includes deduction of issuance costs for ThUS$ 3,299 and adjustment for placement of 10,282 shares for ThUS$ 156, approved at the Extraordinary Shareholders Meeting of the Company on April 27, 2017.

(b)	Subscribed and paid shares

On August 18, 2016, the Company held an extraordinary shareholders’ meeting at which it was approved to increase the capital by issuing 61,316,424 payment shares, all ordinary, without par value. As of December 31, 2016, 60,849,592 shares had been placed against said increase, according to the following breakdown: (a) 30,499,685 shares subscribed and paid at the end of the pre-emptive option period, which expired on December 23, 2016; December 2016, collecting the equivalent of US $ 304,996,850; and (b) 30,349,907 additional shares subscribed on December 28, 2016, collecting the equivalent of US$ 303,499,070. Due to this last described placement, as of December 31, 2019, the number of subscribed and paid shares of the Company reached 606,407,693. On August 18, 2019, there was a full reduction of capital after the expiration of the three-year legal term to subscribe the balance of 466,832 shares depending on the placement of this capital increase. Consequently, at December 31, 2019 the statutory capital of the Company is represented by 606,874,525 shares, all of the same and unique series, registered, ordinary, without par value, which is divided into. The following table shows the movement of authorized and fully paid shares previously described above:

Movement of authorized shares

		Expired shares
	Opening	intended for compensation plans		Closing
Nro. Of shares	balance	and others		balance
From July 1 to December 31, 2018	608,374,525	(1,500,000)	(*)	606,874,525
From July 1 to December 31, 2019	606,874,525	(466,832)		606,407,693

(*) On June 11, 2018, the term of subscription and payment of 1,500,000 shares to create and implement compensation plans for Company employees expired.

Movement fully paid shares

		Movement
		value	Cost of issuance
		of shares	and placement	Paid- in
	N° of	(1)	of shares (2)	Capital
	shares	ThUS$	ThUS$	ThUS$
Paid shares as of January 1, 2018	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2018 period	-	-	-	-
Paid shares as of December 31, 2018	606,407,693	3,160,718	(14,453)	3,146,265
Paid shares as of January 1, 2019	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2019 period	-	-	-	-
Paid shares as of December 31, 2019	606,407,693	3,160,718	(14,453)	3,146,265

(1)	Amounts reported represent only those arising from the payment of the shares subscribed.

(2)	Decrease of capital by capitalization of reserves for cost of issuance and placement of shares established according to Extraordinary Shareholder´s Meetings, where such decreases were authorized.

(c)	Treasury stock

At December 31, 2019, the Company held no treasury stock, the remaining of ThUS$ (178) corresponds to the difference between the amount paid for the shares and their book value, at the time of the full right decrease of the shares which held in its portfolio.

(d)	Reserve of share- based payments

Movement of Reserves of share- based payments:

		Stock
	Opening	option	Closing
Periods	balance	plan	balance
	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2017	38,538	943	39,481
From January 1 to December 31, 2018	39,481	(1,607)	37,874
From January 1 to December 31, 2019	37,874	(1,585)	36,289

These reserves are related to the “Share-based payments” explained in Note 34.

(e)	Other sundry reserves

Movement of Other sundry reserves:

	Opening	Transactions with	Legal	Closing
Periods	balance	minorities	reserves	balance
	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2017	2,640,281	-	(501)	2,639,780
From January 1 to December 31, 2018	2,639,780	-	(864)	2,638,916
From January 1 to December 31, 2019	2,638,916	(184,135)	(2,312)	2,452,469

Balance of Other sundry reserves comprise the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Higher value for TAM S.A. share exchange (1)	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets (2)	2,620	2,620	2,620
Transactions with non-controlling interest (3)	(210,048)	(25,913)	(25,911)
Others	(5,795)	(3,483)	(2,621)
Total	2,452,469	2,638,916	2,639,780

(1) Corresponds to the difference between the value of the shares of TAM S.A., acquired by Sister Holdco S.A. (under the Subscriptions) and by Holdco II S.A. (by virtue of the Exchange Offer), which is recorded in the declaration of completion of the merger by absorption, and the fair value of the shares exchanged by LATAM Airlines Group S.A. as of June 22, 2012.

(2) Corresponds to the technical revaluation of the fixed assets authorized by the Commission for the Financial Market in the year 1979, in Circular No. 1529. The revaluation was optional and could be made only once; the originated reserve is not distributable and can only be capitalized.

(3) The balance as of December 31, 2019 corresponds to the loss generated by: Lan Pax Group S.A. e Inversiones Lan S.A. in the acquisition of shares of Aerovías de Integración Regional Aires S.A. for ThUS$ (3,480) and ThUS$ (20), respectively; the acquisition of TAM S.A. of the minority interest in Aerolinhas Brasileiras S.A. for ThUS$ (885), the acquisition of Inversiones Lan S.A. of the minority participation in Aires Integra Regional Airlines S.A. for an amount of ThUS$ (2) and the acquisition of a minority stake in Aerolane S.A. by Lan Pax Group S.A. for an amount of ThUS$ (21,526) through Holdco Ecuador S.A. The loss due to the acquisition of the minority interest of Multiplus S.A. for ThUS$ (184.135) (see Note 1).

(f)	Reserves with effect in other comprehensive income.

Movement of Reserves with effect in other comprehensive income:

	Currency	Cash flow	Actuarial gain
	translation	hedging	or loss on defined
	reserve	reserve	benefit plans reserve	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2017	(2,086,555)	1,506	(12,900)	(2,097,949)
Increase (decrease) by application of new accounting standards	215,299	-	-	215,299
Initial balance Restated	(1,871,256)	1,506	(12,900)	(1,882,650)

Derivatives valuation gains (losses)	-	18,436	-	18,436
Deferred tax	-	(1,802)	-	(1,802)
Actuarial reserves by employee benefit plans	-	-	2,758	2,758
Deferred tax actuarial IAS by employee benefit plans	-	-	(784)	(784)
Translation difference subsidiaries	(54,458)	-	-	(54,458)
Closing balance as of December 31, 2017 Restated	(1,925,714)	18,140	(10,926)	(1,918,500)

Opening balance as of January 1, 2018 Restated	(1,925,714)	18,140	(10,926)	(1,918,500)
Derivatives valuation gains (losses)	-	(26,899)	-	(26,899)
Deferred tax	-	(574)	-	(574)
Actuarial reserves by employee benefit plans	-	-	(5,818)	(5,818)
Deferred tax actuarial IAS by employee benefit plans	-	-	1,566	1,566
Translation difference subsidiaries	(730,930)	-	-	(730,930)
Closing balance as of December 31, 2018	(2,656,644)	(9,333)	(15,178)	(2,681,155)

Opening balance as of January 1, 2019	(2,656,644)	(9,333)	(15,178)	(2,681,155)
Derivatives valuation gains (losses)	-	65,880	-	65,880
Deferred tax	-	345	-	345
Actuarial reserves by employee benefit plans	-	-	(10,635)	(10,635)
Deferred tax actuarial IAS by employee benefit plans	-	-	2,873	2,873
Translation difference subsidiaries	(233,643)	-	-	(233,643)
Closing balance as of December 31, 2019	(2,890,287)	56,892	(22,940)	(2,856,335)

(f.1)	Currency translation reserve

These originate from exchange differences arising from the translation of any investment in foreign entities (or Chilean investment with a functional currency different to that of the parent), and from loans and other instruments in foreign currency designated as hedges for such investments. When the investment (all or part) is sold or disposed and loss of control occurs, these reserves are shown in the consolidated statement of income as part of the loss or gain on the sale or disposal. If the sale does not involve loss of control, these reserves are transferred to non-controlling interests.

(f.2)	Cash flow hedging reserve

These originate from the fair value valuation at the end of each period of the outstanding derivative contracts that have been defined as cash flow hedges. When these contracts expire, these reserves should be adjusted, and the corresponding results recognized.

(f.3)	Reserves of actuarial gains or losses on defined benefit plans

Correspond to the increase or decrease in the obligation present value for defined benefit plan due to changes in actuarial assumptions, and experience adjustments, which is the effects of differences between the previous actuarial assumptions and what has actually occurred.

(g)	Retained earnings

Movement of Retained earnings:

		Increase			Other
		(decrease) by	Result		increase
	Opening	new standards	for the		(decreases)	Closing
Periods	balance	(1)	period	Dividends	(1) (2)	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2017 (Restated)	366,404	(460,173)	108,896	(46,591)	-	(31,464)
From January 1 to December 31, 2018 (Restated)	(31,464)	(9,548)	309,811	(54,580)	4,752	218,971
From January 1 to December 31, 2019	218,971	-	190,430	(57,129)	-	352,272

(1)	Adjustments adoption IFRS 9 and IFRS 15 ThUS (9,548) and IFRS 16 ThUS (460,173) (See Note 2).

(2)	Variation effect in Accumulated results, by application IAS 29, Argentina hyperinflation:

Items	ThUS$

Property, plant and equipment	4,573
Intangible assets other than goodwill	69
Goodwill	335
Deferred incomes	(377)
Other non-financial assets	152
Total Adjust accumulated results	4,752

(h)	Dividends per share

	Minimum mandatory	Minimum mandatory
	dividend	dividend
Description of dividend	2019	2018

Date of dividend	12-31-2019	12-31-2018
Amount of the dividend (ThUS$)	57,129	54,580
Number of shares among which the dividend is distributed	606,407,693	606,407,693
Dividend per share (US$)	0.0942	0.0900